Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,603.0	$ 1,083.0
Trade and other receivables	232.0	165.0
Value contained in precious metal inventory at refineries	$ 640.0	$ 636.0
Interest earned on cash and short-term investments (percent)	3.00%	3.00%
Impact of 10% change in interest earned on earnings before taxes	$ 3.0	$ 1.0
Impact of 10% increase in metal prices on revenues	354.0	281.0
Impact of 10% decrease in metal prices on revenues	358.0	282.0
Impact of 10% increase in metal prices on earnings before taxes	12.0	5.0
SL-Credit Facility
Disclosure of detailed information about financial instruments [line items]
Galleon Gold Credit Facility	$ 750.0
Senior note maturing December 2027
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings	4.63%		4.63%
Senior note maturing August 2031
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings	2.63%		2.63%
Production concentration risk
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	$ 41.0	69.0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Effect of 10% change in exchange rate on income before taxes	65.0	71.0
Trade receivables from provisional concentrate sales
Disclosure of detailed information about financial instruments [line items]
Financial assets	112.0	31.0
Trade receivables from provisional concentrate sales | Customer concentration risk
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	112.0	31.0
FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	227.0	91.0
FVTPL | Trade receivables from provisional concentrate sales
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 112.0	$ 31.0